Quarterly Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Data (Unaudited)
Quarterly Data (Unaudited):

	2011
	First	Second	Third	Fourth	Total
	(In Millions, Except Per Share Data)
Net operating revenues	$506.0	$505.1	$497.7	$518.1	$2,026.9
Operating earnings(a)	89.3	90.9	79.1	92.1	351.4
Provision for income tax (benefit) expense	(7.4)	11.2	18.1	15.2	37.1
Income from continuing operations	74.0	30.7	33.6	67.5	205.8
Income (loss) from discontinued operations, net of tax	17.5	1.6	34.7	(5.0)	48.8
Net income	91.5	32.3	68.3	62.5	254.6
Less: Net income attributable to noncontrolling interests	(11.7)	(10.4)	(11.3)	(12.5)	(45.9)
Net income attributable to HealthSouth	$79.8	$21.9	$57.0	$50.0	$208.7
Basic and diluted earnings per common share:
Basic:(b)
Income from continuing operations attributable to HealthSouth common shareholders	$0.60	$0.14	$0.17	$0.52	$1.42
Income (loss) from discontinued operations, net of tax, attributable to HealthSouth common shareholders	0.19	0.03	0.37	(0.05)	0.54
Net income attributable to HealthSouth common shareholders	$0.79	$0.17	$0.54	$0.47	$1.96
Diluted:(c)
Income from continuing operations attributable to HealthSouth common shareholders	$0.57	$0.14	$0.17	$0.50	$1.42
Income (loss) from discontinued operations, net of tax, attributable to HealthSouth common shareholders	0.16	0.03	0.37	(0.04)	0.54
Net income attributable to HealthSouth common shareholders	$0.73	$0.17	$0.54	$0.46	$1.96

(a)
We define operating earnings as income from continuing operations attributable to HealthSouth before (1) loss on early extinguishment of debt; (2) interest expense and amortization of debt discounts and fees; (3) other income; (4) loss on interest rate swaps; and (5) income tax expense or benefit.

(b)	Basic per share amounts may not sum due to the weighted average common shares outstanding each quarter compared to the weighted average common shares outstanding during the entire year.

(c)	Total diluted earnings per common share will not sum due to antidilution in the quarters ended June 30, 2011 and September 30, 2011.

	2010
	First	Second	Third	Fourth	Total
	(In Millions, Except Per Share Data)
Net operating revenues	$458.6	$467.3	$460.8	$490.9	$1,877.6
Operating earnings(a)	76.3	71.1	67.1	81.4	295.9
Provision for income tax expense (benefit)(b)	2.4	(1.3)	(0.4)	(741.5)	(740.8)
Income from continuing operations	49.2	54.2	38.7	788.6	930.7
Income from discontinued operations, net of tax	1.3	3.3	3.2	1.3	9.1
Net income	50.5	57.5	41.9	789.9	939.8
Less: Net income attributable to noncontrolling interests	(9.8)	(10.2)	(10.1)	(10.7)	(40.8)
Net income attributable to HealthSouth	$40.7	$47.3	$31.8	$779.2	$899.0
Basic and diluted earnings per common share:
Basic:(c)
Income from continuing operations attributable to HealthSouth common shareholders	$0.36	$0.40	$0.24	$8.31	$9.31
Income from discontinued operations, net of tax, attributable to HealthSouth common shareholders	0.01	0.04	0.03	0.02	0.10
Net income attributable to HealthSouth common shareholders	$0.37	$0.44	$0.27	$8.33	$9.41
Diluted:(d)
Income from continuing operations attributable to HealthSouth common shareholders	$0.36	$0.40	$0.24	$7.15	$8.20
Income from discontinued operations, net of tax, attributable to HealthSouth common shareholders	0.01	0.04	0.03	0.01	0.08
Net income attributable to HealthSouth common shareholders	$0.37	$0.44	$0.27	$7.16	$8.28

(a)
We define operating earnings as income from continuing operations attributable to HealthSouth before (1) loss on early extinguishment of debt; (2) interest expense and amortization of debt discounts and fees; (3) other income; (4) loss on interest rate swaps; and (5) income tax expense or benefit.

(b)	See Note 19, Income Taxes, for information related to our reversal of a substantial portion of the valuation allowance against deferred tax assets in the fourth quarter of 2010.

(c)	Basic per share amounts may not sum due to the weighted average common shares outstanding each quarter compared to the weighted average common shares outstanding during the entire year.

(d)	Total diluted earnings per common share will not sum due to antidilution in the quarters ended March 31, 2010, June 30, 2010, and September 30, 2010.